Credit risk concentrations (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	$ 1,761,180	$ 1,723,435
Total loans	692,927	633,458
Derivative receivables	80,481	80,210
Total lending related commitments	954,840	991,095	1,121,378
Wholesale Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	687,125	650,212
Total loans	227,633	204,175
Derivative receivables	80,481	80,210
Total lending related commitments	346,079	347,155
Wholesale Credit Risk Concentration [Member] | Banks and Finance Companies Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	65,867	54,053
Total loans	21,562	14,396
Derivative receivables	20,935	17,957
Total lending related commitments	23,370	21,700
Wholesale Credit Risk Concentration [Member] | Real Estate Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	64,351	68,509
Total loans	53,635	57,195
Derivative receivables	868	1,112
Total lending related commitments	9,848	10,202
Wholesale Credit Risk Concentration [Member] | Healthcare Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	41,093	35,605
Total loans	6,047	4,992
Derivative receivables	2,121	1,917
Total lending related commitments	32,925	28,696
Wholesale Credit Risk Concentration [Member] | State and Municipal Governments Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	35,808	34,726
Total loans	6,095	5,687
Derivative receivables	5,148	4,979
Total lending related commitments	24,565	24,060
Wholesale Credit Risk Concentration [Member] | Utilities Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	25,911	27,178
Total loans	4,220	5,451
Derivative receivables	3,104	3,073
Total lending related commitments	18,587	18,654
Wholesale Credit Risk Concentration [Member] | Consumer Products Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	27,508	27,004
Total loans	7,921	7,880
Derivative receivables	1,039	1,094
Total lending related commitments	18,548	18,030
Wholesale Credit Risk Concentration [Member] | Asset Managers Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	29,364	24,920
Total loans	7,070	5,930
Derivative receivables	7,124	6,640
Total lending related commitments	15,170	12,350
Wholesale Credit Risk Concentration [Member] | Oil and Gas Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	26,459	23,322
Total loans	5,701	5,895
Derivative receivables	3,866	2,309
Total lending related commitments	16,892	15,118
Wholesale Credit Risk Concentration [Member] | Retail and Consumer Services Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	20,882	20,673
Total loans	5,876	5,611
Derivative receivables	796	769
Total lending related commitments	14,210	14,293
Wholesale Credit Risk Concentration [Member] | Holding Companies Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	10,504	16,018
Total loans	3,885	4,360
Derivative receivables	894	1,042
Total lending related commitments	5,725	10,616
Wholesale Credit Risk Concentration [Member] | Technology Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	14,348	14,169
Total loans	2,752	3,802
Derivative receivables	1,554	1,409
Total lending related commitments	10,042	8,958
Wholesale Credit Risk Concentration [Member] | Insurance Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	10,918	13,421
Total loans	1,103	1,292
Derivative receivables	1,660	2,511
Total lending related commitments	8,155	9,618
Wholesale Credit Risk Concentration [Member] | Machinery and Equipment Manufacturing Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	13,311	12,759
Total loans	3,601	3,189
Derivative receivables	445	456
Total lending related commitments	9,265	9,114
Wholesale Credit Risk Concentration [Member] | Metals and Mining Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	11,426	12,547
Total loans	3,301	3,410
Derivative receivables	1,018	1,158
Total lending related commitments	7,107	7,979
Wholesale Credit Risk Concentration [Member] | Media Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	10,967	12,379
Total loans	3,711	4,173
Derivative receivables	284	329
Total lending related commitments	6,972	7,877
Wholesale Credit Risk Concentration [Member] | Telecom Services Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	10,709	11,265
Total loans	1,524	2,042
Derivative receivables	1,362	1,273
Total lending related commitments	7,823	7,950
Wholesale Credit Risk Concentration [Member] | Securities Firms and Exchanges Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	9,415	10,832
Total loans	1,722	3,457
Derivative receivables	5,038	4,796
Total lending related commitments	2,655	2,579
Wholesale Credit Risk Concentration [Member] | Business Services Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	11,247	10,667
Total loans	3,850	3,627
Derivative receivables	370	397
Total lending related commitments	7,027	6,643
Wholesale Credit Risk Concentration [Member] | Building Materials and Construction Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	12,808	10,448
Total loans	3,285	3,252
Derivative receivables	295	281
Total lending related commitments	9,228	6,915
Wholesale Credit Risk Concentration [Member] | Chemicals and Plastics Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	12,312	9,870
Total loans	3,372	2,719
Derivative receivables	350	392
Total lending related commitments	8,590	6,759
Wholesale Credit Risk Concentration [Member] | Transportation Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	9,652	9,749
Total loans	3,754	3,141
Derivative receivables	822	1,238
Total lending related commitments	5,076	5,370
Wholesale Credit Risk Concentration [Member] | Central Government Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	11,173	9,557
Total loans	1,146	1,703
Derivative receivables	6,052	5,501
Total lending related commitments	3,975	2,353
Wholesale Credit Risk Concentration [Member] | Automotive Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	9,011	9,357
Total loans	2,026	2,510
Derivative receivables	248	357
Total lending related commitments	6,737	6,490
Wholesale Credit Risk Concentration [Member] | Agriculture and Paper Manufacturing Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	7,368	5,801
Total loans	1,918	1,928
Derivative receivables	250	251
Total lending related commitments	5,200	3,622
Wholesale Credit Risk Concentration [Member] | Aerospace Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	5,732	5,254
Total loans	516	597
Derivative receivables	197	79
Total lending related commitments	5,019	4,578
Wholesale Credit Risk Concentration [Member] | Other Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	140,926	137,359
Total loans	62,917	41,838
Derivative receivables	14,641	18,890
Total lending related commitments	63,368	76,631
Wholesale Credit Risk Concentration [Member] | Loans Held-For-Sale and Loans At Fair Value Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	5,123	4,098
Total loans	5,123	4,098
Derivative receivables	0	0
Total lending related commitments	0	0
Wholesale Credit Risk Concentration [Member] | Receivables From Customers Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	32,541	15,745
Total loans	0	0
Derivative receivables	0	0
Total lending related commitments	0	0
Wholesale Credit Risk Concentration [Member] | Interest In Purchased Receivables Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	391	2,927
Total loans	0	0
Derivative receivables	0	0
Total lending related commitments	0	0
Consumer Excluding Credit Card Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	389,152	425,324
Total loans	327,618	350,497
Derivative receivables	0	0
Total lending related commitments	61,534	74,827
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Home Equity Senior Lien Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	40,436	46,622
Total loans	24,376	27,376
Derivative receivables	0	0
Total lending related commitments	16,060	19,246
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Home Equity Junior Lien Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	92,690	111,280
Total loans	64,009	74,049
Derivative receivables	0	0
Total lending related commitments	28,681	37,231
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Prime Mortgage Including Option Arms Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	75,805	77,082
Total loans	74,539	75,428
Derivative receivables	0	0
Total lending related commitments	1,266	1,654
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Subprime Mortgage Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	11,287	12,526
Total loans	11,287	12,526
Derivative receivables	0	0
Total lending related commitments	0	0
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Consumer Loans Auto Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	53,613	51,498
Total loans	48,367	46,031
Derivative receivables	0	0
Total lending related commitments	5,246	5,467
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Consumer Business Banking Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	26,514	26,014
Total loans	16,812	16,974
Derivative receivables	0	0
Total lending related commitments	9,702	9,040
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Student and Other Consumer Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	15,890	16,915
Total loans	15,311	14,726
Derivative receivables	0	0
Total lending related commitments	579	2,189
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Purchased Credit Impaired Home Equity Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	24,459	26,520
Total loans	24,459	26,520
Derivative receivables	0	0
Total lending related commitments	0	0
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Purchased Credit Impaired Prime Mortgage Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	17,322	19,693
Total loans	17,322	19,693
Derivative receivables	0	0
Total lending related commitments	0	0
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Purchased Credit Impaired Subprime Mortgage Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	5,398	5,993
Total loans	5,398	5,993
Derivative receivables	0	0
Total lending related commitments	0	0
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Purchased Credit Impaired Option Arm Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	25,584	29,039
Total loans	25,584	29,039
Derivative receivables	0	0
Total lending related commitments	0	0
Consumer Excluding Credit Card Credit Risk Concentration [Member] | Loans Held-For-Sale Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	154	2,142
Total loans	154	2,142
Derivative receivables	0	0
Total lending related commitments	0	0
Credit Card Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	684,903	647,899
Total loans	137,676	78,786
Derivative receivables	0	0
Total lending related commitments	547,227	569,113
Credit Card Credit Risk Concentration [Member] | Loans Held-For-Sale Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	2,152	0
Total loans	2,152	0
Derivative receivables	0	0
Total lending related commitments	0	0
Credit Card Retained Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	682,751	647,899
Total loans	135,524	78,786
Derivative receivables	0	0
Total lending related commitments	547,227	569,113
Sub Total [Member]
Concentrations of Credit Exposure
Concentration Risk, Credit Exposure	649,070	627,442
Total loans	222,510	200,077
Derivative receivables	80,481	80,210
Total lending related commitments	346,079	347,155
Receivables From Customers Credit Risk Concentration [Member]
Concentrations of Credit Exposure
Total loans	$ 32,500	$ 15,700